Schedule of reconciliation of accounting profit multiplied by applicable tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Loss before income tax before continuing operations	$ (44,216)	$ (19,506)	$ (23,660)
Group weighted average corporation tax rate	18.36%	26.60%	22.20%
Tax at standard rate	$ 8,121	$ 5,189	$ 5,253
Expenses that are not deductible for tax purposes			(833)
Adjustment to prior year tax provisions			137
Deferred tax assets not recognized on tax losses	(9,724)	(5,748)	(3,415)
Consolidated Statement of Comprehensive Income	$ (1,603)	$ (559)	$ 1,142